Document and Entity Information	Jun. 03, 2024
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001658247
Document Type	8-K
Document Period End Date	Jun. 03, 2024
Entity Registrant Name	Crinetics Pharmaceuticals, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-38583
Entity Tax Identification Number	26-3744114
Entity Address, Address Line One	6055 Lusk Boulevard
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92121
City Area Code	(858)
Local Phone Number	450-6464
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	CRNX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false